Fees and Expenses - MFS Mid Cap Growth Series	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Mid Cap Growth Series		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.07%	0.07%
Expenses (as a percentage of Assets)		0.82%	1.07%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.81%	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Mid Cap Growth Series - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 83	$ 108
Expense Example, with Redemption, 3 Years	261	339
Expense Example, with Redemption, 5 Years	454	589
Expense Example, with Redemption, 10 Years	$ 1,013	$ 1,305

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	62.00%